Significant Accounting Policies (Details 3) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Dec. 02, 2013	Dec. 31, 2013	Jul. 02, 2014
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)		50.00%
Carrying Value	$ 482,644,000	$ 189,821,000
Glass Mountain
Investments in Unconsolidated Entities
Carrying Value	189,847,000	181,488,000
Fair value in excess of historical net book value	70,000,000
Ethanol production facility
Investments in Unconsolidated Entities
Carrying Value	9,361,000	8,333,000
Water Supply Company
Investments in Unconsolidated Entities
Carrying Value	15,026,000
BOSTCO
Investments in Unconsolidated Entities
Carrying Value	244,092,000
Fair value in excess of historical net book value	24,000,000
Frontera
Investments in Unconsolidated Entities
Carrying Value	$ 24,318,000
Gavilon Energy
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)			11.00%
Gavilon Energy | Glass Mountain
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)			50.00%	50.00%
Gavilon Energy | Limited liability company
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)			11.00%	11.00%
TransMontaigne | BOSTCO
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)					42.50%
TransMontaigne | Frontera
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)					50.00%